Revenue from contracts with customer - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Standard warranty coverage on systems	12 months
Net contract liability	€ 10,996.3	€ 5,474.9
Purchase agreement term (up to)	5 years
Amount of remaining performance obligations	€ 28,900.0	€ 15,100.0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage expected to be recognized		76.00%
Period revenue is expected to be recognized		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage expected to be recognized	61.00%
Period revenue is expected to be recognized	12 months